Other Financial Liabilities - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Secured liabilities	$ 0	$ 0
Undrawn line of credits	333,551,000	118,469,000
Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	1,170,026,521	2,379,556,771
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	1,785,501,986	2,008,803,043
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	$ 448,681,529	$ 236,395,400